Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Summary of segment information

	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments
For the year ended December 31, 2025
Revenues	134,239	40,907	92,486	267,633
Segment Adjusted EBITDA	42,983	5,469	(4,236)	44,217
Segment Adjusted EBITDA %	32.0%	13.4%	-4.6%	16.5%
Segment Adjusted EBIT	36,635	2,487	(15,980)	23,143
Segment Adjusted EBIT %	27.3%	6.1%	-17.3%	8.6%
For the year ended December 31, 2024
Revenues	116,358	43,899	106,508	266,765
Segment Adjusted EBITDA	35,562	5,562	1,660	42,784
Segment Adjusted EBITDA %	30.6%	12.7%	1.6%	16.0%
Segment Adjusted EBIT	29,202	2,141	(9,565)	21,778
Segment Adjusted EBIT %	25.1%	4.9%	-9.0%	8.2%
For the year ended December 31, 2023
Revenues	101,376	44,442	110,310	256,127
Segment Adjusted EBITDA	26,544	7,450	7,537	41,530
Segment Adjusted EBITDA %	26.2%	16.8%	6.8%	16.2%
Segment Adjusted EBIT	20,807	3,992	(3,986)	20,813
Segment Adjusted EBIT %	20.5%	9.0%	-3.6%	8.1%

Schedule of segment EBITDA and segment EBIT reconciliation with the consolidated net profit (loss)

	For the year ended December 31,
in 000€	2025	2024	2023
Net profit (loss) for the year	7,716	13,406	6,695
Income taxes	(429)	733	78
Financial income	(3,968)	(7,677)	(5,019)
Financial expenses	5,616	2,969	3,865
Operating (loss)/ profit	8,936	9,432	5,619
Impairments	—	—	4,228
Other operating income (expense)	(2,901)	(2,350)	(3,077)
Corporate headquarter costs	12,048	10,254	10,464
Corporate research and development	3,949	3,681	2,785
Depreciation and amortization	21,785	21,742	21,511
Segment acquisition-related expenses(1)	—	24	—
Segment restructuring and reorganizations(2)	400	—	—
Segment Adjusted EBITDA	44,217	42,784	41,530
Segment depreciation and amortization(3)	(21,074)	(21,006)	(20,717)
Segment Adjusted EBIT	23,143	21,778	20,813

(1)	Segment acquisition-related expenses incurred in connection with the acquisition of FEops. See “Reconciliation of NET Profit to Adjusted EBITDA (unaudited) on a Consolidated Basis” above.
(2)	Costs related to restructuring activities and organizational changes within the reported business segments, including personnel‑related and other associated expenses. For 2025 these costs relate to personnel-related restructuring costs within our Materialse Manufacturing and Materialise Software segments.
(3)	Segment depreciation and amortization excludes depreciation and amortization that is not allocated to operating segments.

Schedule of revenue by geographical area

	As of December 31,
in 000€	2025	2024	2023
United States of America	110,886	108,584	90,350
Americas other than USA	6,245	6,516	7,049
Belgium	6,157	6,564	8,265
Germany	30,885	34,963	33,172
France	17,195	17,355	19,053
Switzerland	20,454	19,710	20,780
United Kingdom	14,981	15,634	15,153
Italy	8,153	8,387	11,412
Netherlands	7,459	7,924	7,977
Other Europe	25,886	23,051	22,928
Asia Pacific	19,332	18,077	19,988
Total	267,633	266,765	256,127

Schedule of total non-current assets other than financial instruments and deferred tax assets by geographical area

	As of December 31,
in 000€	2025	2024	2023
United States of America (USA)	11,821	13,416	12,329
Americas other than USA	2,774	2,687	3,023
Belgium	76,171	82,414	85,150
Germany	81,181	78,228	61,520
Poland	12,368	12,064	12,000
Rest of Europe	7,166	7,829	8,024
Asia-Pacific	1,389	1,668	1,578
Total	192,870	198,306	183,625